UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION                  OMB APPROVAL
          Washington, D.C. 20549                  OMB Number:  3235-0456
                                                  Expires: August 31, 2000
                                                  Estimated average burden
                FORM 24F-2                        hours per response..........1
       Annual Notice of Securities Sold
          Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

-------------------------------------------------------------------------------
1.   Name and address of issuer:

                                Variable Annuity Portfolios
                                21 Milk Street 5th Fl
                                Boston, MA 02109


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2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                                CitiSelect VIP Folio 200


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3.   Investment Company Act File Number: 811-07893


Securities Act File Number: 333-15119


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4(a). Last day of fiscal year for which this Form is filed: December 31, 1998


-------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)
                                         N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.


-------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.
                                         N/A


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

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5.   Calculation of registration fee:
     (i.) Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                                                      $8,380,442.98

(ii.) Aggregate price of securities redeemed or                              $4,777,431.80
      repurchased during the fiscal year:

(iii.)Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                                                     $0

(iv.) Total available redemption credits [add items 5(ii) and 5(iii)]:                           $4,777,431.80

      (v.) Net Sales - if item 5(i) is greater than Item 5(iv)                                   $3,603,011.18
           [subtract item 5(iv) from item 5(i)]:


           --------------------------------------------------------------------
           (vi.) Redemption credits available for use in future years        $0
                 - If item 5(i) is less than item 5(iv)[subtract Item
                 5(iv) from Item 5(i)]:

           --------------------------------------------------------------------
           (vii.)  Multiplier for determining registration fee (See
                   Instruction C.9):                                                             x.000278

           (viii.) Registration fee due [multiply Item 5(v) by Item 5(vii)]
                   (enter "0" if no fee is due):                                                            =$1,001.64


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6.   Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         0.


-------------------------------------------------------------------------------
7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                                                                            +$0


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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                                                            =$1,001.64

-------------------------------------------------------------------------------
9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository

         Method of Delivery:

                          X Wire Transfer on 3/17/99        CIK # 0001026107

-------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ John R. Elder
                          ------------------------
                            John R. Elder, Treasurer

Date      3/17/99
          Please print the name and title of the signing officer below the signature.

                 UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION           OMB APPROVAL
               Washington, D.C. 20549        OMB Number:  3235-0456
                                             Expires:  August 31, 2000
                                             Estimated average burden
                  FORM 24F-2                 hours per response..............1
         Annual Notice of Securities Sold
            Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

------------------------------------------------------------------------------
1.   Name and address of issuer:

                               Variable Annuity Portfolios
                               21 Milk Street 5th Fl
                               Boston, MA 02109


------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                               CitiSelect VIP Folio 300


------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-07893


Securities Act File Number: 333-15119

------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed: December 31, 1998


------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                          N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

                                          N/A




------------------------------------------------------------------------------

------------------------------------------------------------------------------
5.   Calculation of registration fee:
     (i.) Aggregate sale price of securities sold during the
     fiscal year pursuant to section 24(f):                                                      $11,002,033.69

(ii.)  Aggregate price of securities redeemed or
       repurchased during the fiscal year:                                   $2,759,509.62

(iii.) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:                                                    $0

(iv.)  Total available redemption credits [add items 5(ii) and 5(iii)]:                          $2,759,509.62

       (v.)  Net Sales - if item 5(i) is greater than Item 5(iv)
             [subtract item 5(iv) from item 5(i)]:                                               $8,242,524.07

       ------------------------------------------------------------------------
       (vi.) Redemption credits available for use in future years            $0
             - If item 5(i) is less than item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:

       ------------------------------------------------------------------------
       (vii.)  Multiplier for determining registration fee (See
               Instruction C.9):                                                                 x.000278

       (viii.) Registration fee due [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due):                                                     =$2,291.42

------------------------------------------------------------------------------
6.   Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         0.


------------------------------------------------------------------------------
7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                                         +$0


------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
                                                                                                         =$2,291.42


------------------------------------------------------------------------------
9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository

         Method of Delivery:

                          X Wire Transfer on 3/17/99        CIK # 0001026107

------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ John R. Elder
                          --------------------------------
                             John R. Elder, Treasurer

Date           3/17/99
               Please print the name and title of the signing officer below the signature.

                 UNITED STATES                       OMB APPROVAL
     SECURITIES AND EXCHANGE COMMISSION           OMB Number:  3235-0456
             Washington, D.C. 20549               Expires:   August 31, 2000
                                                  Estimated average burden
                 FORM 24F-2                       hours per response..........1
     Annual Notice of Securities Sold
          Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

-------------------------------------------------------------------------------
1.   Name and address of issuer:

                               Variable Annuity Portfolios
                               21 Milk Street 5th Fl
                               Boston, MA 02109


-------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                               CitiSelect VIP Folio 400


-------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-07893


Securities Act File Number: 333-15119


-------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed: December 31, 1998


-------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)
                                          N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.


-------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.
                                          N/A




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
5.   Calculation of registration fee:
     (i.) Aggregate sale price of securities sold
     during the fiscal year pursuant to section 24(f):                                           $5,105,925.06

(ii.)  Aggregate price of securities redeemed or
       repurchased during the fiscal year:                                   $2,352,873.89

(iii.) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:                                                    $0

(iv.)  Total available redemption credits [add items 5(ii) and 5(iii)]:                          $2,352,876.13

       (v.) Net Sales - if item 5(i) is greater than Item 5(iv)                                  $2,753,048.93
            [subtract item 5(iv) from item 5(i)]:

       ------------------------------------------------------------------------
       (vi.)  Redemption credits available for use in future years           $0
              - If item 5(i) is less than item 5(iv)[subtract Item
              5(iv) from Item 5(i)]:

       ------------------------------------------------------------------------
       (vii.)  Multiplier for determining registration fee (See
               Instruction C.9):                                                                 x.000278

       (viii.) Registration fee due [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due):                                                    =$765.35


-------------------------------------------------------------------------------
6.   Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         0.


-------------------------------------------------------------------------------
7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                                        +$0


-------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:
                                                                                                        =$765.35

-------------------------------------------------------------------------------
9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository

              Method of Delivery:

                              X Wire Transfer on 3/17/99     CIK # 0001026107

-------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ John R. Elder
                           --------------------------------
                               John R. Elder, Treasurer

Date       3/17/99
           Please print the name and title of the signing officer below the signature.